Distribution Date:	03/17/25	UBS Commercial Mortgage Trust 2019-C18
Determination Date:	03/11/25
Next Distribution Date:	04/17/25
Record Date:	02/28/25	Commercial Mortgage Pass-Through Certificates
Series 2019-C18

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24-25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	26	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90278PAW0	2.097300%	29,089,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	20.25%
A-2	90278PAX8	2.994300%	69,160,000.00	68,026,684.73	8,598,671.41	169,743.59	0.00	0.00	8,768,415.00	59,428,013.32	21.43%	20.25%
A-SB	90278PAY6	2.987200%	35,630,000.00	34,392,558.80	735,857.00	85,614.54	0.00	0.00	821,471.54	33,656,701.80	21.43%	20.25%
A-3	90278PAZ3	2.781600%	156,589,000.00	156,589,000.00	0.00	362,973.30	0.00	0.00	362,973.30	156,589,000.00	21.43%	20.25%
A-4	90278PBA7	3.035200%	230,029,000.00	230,029,000.00	0.00	581,820.02	0.00	0.00	581,820.02	230,029,000.00	21.43%	20.25%
A-S	90278PBD1	3.378400%	72,498,000.00	72,498,000.00	0.00	204,106.04	0.00	0.00	204,106.04	72,498,000.00	21.43%	20.25%
B	90278PBE9	3.681100%	33,460,000.00	33,460,000.00	0.00	102,641.34	0.00	0.00	102,641.34	33,460,000.00	16.66%	15.75%
C	90278PBF6	3.933312%	30,672,000.00	30,672,000.00	0.00	100,535.46	0.00	0.00	100,535.46	30,672,000.00	12.30%	11.63%
D	90278PAG5	2.500000%	20,448,000.00	20,448,000.00	0.00	42,600.00	0.00	0.00	42,600.00	20,448,000.00	9.39%	8.88%
E	90278PAJ9	2.500000%	15,801,000.00	15,801,000.00	0.00	32,918.75	0.00	0.00	32,918.75	15,801,000.00	7.14%	6.75%
F	90278PAL4	2.806900%	14,872,000.00	14,872,000.00	0.00	34,786.85	0.00	0.00	34,786.85	14,872,000.00	5.03%	4.75%
G	90278PAN0	2.806900%	7,435,000.00	7,435,000.00	0.00	17,391.08	0.00	0.00	17,391.08	7,435,000.00	3.97%	3.75%
NR-RR	90278PAQ3	3.933312%	27,884,548.00	27,884,548.00	0.00	66,970.05	0.00	0.00	66,970.05	27,884,548.00	0.00%	0.00%
R	90278PAU4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	90278PAS9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			743,567,548.00	712,107,791.53	9,334,528.41	1,802,101.02	0.00	0.00	11,136,629.43	702,773,263.12

X-A	90278PBB5	0.988379%	520,497,000.00	489,037,243.53	0.00	402,795.30	0.00	0.00	402,795.30	479,702,715.12
X-B	90278PBC3	0.356210%	136,630,000.00	136,630,000.00	0.00	40,557.53	0.00	0.00	40,557.53	136,630,000.00
X-D	90278PAA8	1.433312%	36,249,000.00	36,249,000.00	0.00	43,296.77	0.00	0.00	43,296.77	36,249,000.00
X-F	90278PAC4	1.126412%	14,872,000.00	14,872,000.00	0.00	13,960.00	0.00	0.00	13,960.00	14,872,000.00
X-G	90278PAE0	1.126412%	7,435,000.00	7,435,000.00	0.00	6,979.06	0.00	0.00	6,979.06	7,435,000.00
Notional SubTotal			715,683,000.00	684,223,243.53	0.00	507,588.66	0.00	0.00	507,588.66	674,888,715.12

Deal Distribution Total					9,334,528.41	2,309,689.68	0.00	0.00	11,644,218.09

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90278PAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90278PAX8	983.61313953	124.33012449	2.45436076	0.00000000	0.00000000	0.00000000	0.00000000	126.78448525	859.28301504
A-SB	90278PAY6	965.26968285	20.65273646	2.40287791	0.00000000	0.00000000	0.00000000	0.00000000	23.05561437	944.61694639
A-3	90278PAZ3	1,000.00000000	0.00000000	2.31799999	0.00000000	0.00000000	0.00000000	0.00000000	2.31799999	1,000.00000000
A-4	90278PBA7	1,000.00000000	0.00000000	2.52933334	0.00000000	0.00000000	0.00000000	0.00000000	2.52933334	1,000.00000000
A-S	90278PBD1	1,000.00000000	0.00000000	2.81533339	0.00000000	0.00000000	0.00000000	0.00000000	2.81533339	1,000.00000000
B	90278PBE9	1,000.00000000	0.00000000	3.06758338	0.00000000	0.00000000	0.00000000	0.00000000	3.06758338	1,000.00000000
C	90278PBF6	1,000.00000000	0.00000000	3.27776017	0.00000000	0.00000000	0.00000000	0.00000000	3.27776017	1,000.00000000
D	90278PAG5	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
E	90278PAJ9	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	90278PAL4	1,000.00000000	0.00000000	2.33908351	0.00000000	0.00000000	0.00000000	0.00000000	2.33908351	1,000.00000000
G	90278PAN0	1,000.00000000	0.00000000	2.33908272	0.00000000	0.00000000	0.00000000	0.00000000	2.33908272	1,000.00000000
NR-RR	90278PAQ3	1,000.00000000	0.00000000	2.40169036	0.87606979	12.54189632	0.00000000	0.00000000	2.40169036	1,000.00000000
R	90278PAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	90278PAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90278PBB5	939.55823670	0.00000000	0.77386671	0.00000000	0.00000000	0.00000000	0.00000000	0.77386671	921.62436118
X-B	90278PBC3	1,000.00000000	0.00000000	0.29684206	0.00000000	0.00000000	0.00000000	0.00000000	0.29684206	1,000.00000000
X-D	90278PAA8	1,000.00000000	0.00000000	1.19442660	0.00000000	0.00000000	0.00000000	0.00000000	1.19442660	1,000.00000000
X-F	90278PAC4	1,000.00000000	0.00000000	0.93867671	0.00000000	0.00000000	0.00000000	0.00000000	0.93867671	1,000.00000000
X-G	90278PAE0	1,000.00000000	0.00000000	0.93867653	0.00000000	0.00000000	0.00000000	0.00000000	0.93867653	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02/01/25 - 02/28/25	30	0.00	169,743.59	0.00	169,743.59	0.00	0.00	0.00	169,743.59	0.00
A-SB	02/01/25 - 02/28/25	30	0.00	85,614.54	0.00	85,614.54	0.00	0.00	0.00	85,614.54	0.00
A-3	02/01/25 - 02/28/25	30	0.00	362,973.30	0.00	362,973.30	0.00	0.00	0.00	362,973.30	0.00
A-4	02/01/25 - 02/28/25	30	0.00	581,820.02	0.00	581,820.02	0.00	0.00	0.00	581,820.02	0.00
X-A	02/01/25 - 02/28/25	30	0.00	402,795.30	0.00	402,795.30	0.00	0.00	0.00	402,795.30	0.00
X-B	02/01/25 - 02/28/25	30	0.00	40,557.53	0.00	40,557.53	0.00	0.00	0.00	40,557.53	0.00
X-D	02/01/25 - 02/28/25	30	0.00	43,296.77	0.00	43,296.77	0.00	0.00	0.00	43,296.77	0.00
X-F	02/01/25 - 02/28/25	30	0.00	13,960.00	0.00	13,960.00	0.00	0.00	0.00	13,960.00	0.00
X-G	02/01/25 - 02/28/25	30	0.00	6,979.06	0.00	6,979.06	0.00	0.00	0.00	6,979.06	0.00
A-S	02/01/25 - 02/28/25	30	0.00	204,106.04	0.00	204,106.04	0.00	0.00	0.00	204,106.04	0.00
B	02/01/25 - 02/28/25	30	0.00	102,641.34	0.00	102,641.34	0.00	0.00	0.00	102,641.34	0.00
C	02/01/25 - 02/28/25	30	0.00	100,535.46	0.00	100,535.46	0.00	0.00	0.00	100,535.46	0.00
D	02/01/25 - 02/28/25	30	0.00	42,600.00	0.00	42,600.00	0.00	0.00	0.00	42,600.00	0.00
E	02/01/25 - 02/28/25	30	0.00	32,918.75	0.00	32,918.75	0.00	0.00	0.00	32,918.75	0.00
F	02/01/25 - 02/28/25	30	0.00	34,786.85	0.00	34,786.85	0.00	0.00	0.00	34,786.85	0.00
G	02/01/25 - 02/28/25	30	0.00	17,391.08	0.00	17,391.08	0.00	0.00	0.00	17,391.08	0.00
NR-RR	02/01/25 - 02/28/25	30	324,233.54	91,398.86	0.00	91,398.86	24,428.81	0.00	0.00	66,970.05	349,725.11
Totals			324,233.54	2,334,118.49	0.00	2,334,118.49	24,428.81	0.00	0.00	2,309,689.68	349,725.11

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

	Additional Information
Total Available Distribution Amount (1)	11,644,218.09
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,188,216.20	Master Servicing Fee	3,122.37
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,927.38
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	276.93
ARD Interest	0.00	Operating Advisor Fee	1,118.80
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	188.31
Extension Interest	0.00
Interest Reserve Withdrawal	155,826.06
Total Interest Collected	2,344,042.26	Total Fees	9,923.79

Principal		Expenses/Reimbursements
Scheduled Principal	9,334,528.41	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	24,428.81
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	9,334,528.41	Total Expenses/Reimbursements	24,428.81

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,309,689.68
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	9,334,528.41
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	11,644,218.09
Total Funds Collected	11,678,570.67	Total Funds Distributed	11,678,570.69

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	712,107,792.30	712,107,792.30	Beginning Certificate Balance	712,107,791.53
(-) Scheduled Principal Collections	9,334,528.41	9,334,528.41	(-) Principal Distributions	9,334,528.41
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	702,773,263.89	702,773,263.89	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	712,357,720.75	712,357,720.75	Ending Certificate Balance	702,773,263.12
Ending Actual Collateral Balance	702,880,404.62	702,880,404.62

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.77)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.77)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.93%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	13,408,008.21	1.91%	56	4.0305	NAP	Defeased	2	13,408,008.21	1.91%	56	4.0305	NAP
5,000,000 or less	14	43,930,611.54	6.25%	57	4.2913	1.859018	1.55 or less	18	241,068,124.90	34.30%	47	4.0329	1.254280
5,000,001 to 10,000,000	19	150,277,906.87	21.38%	46	4.1991	2.098479	1.56 to 1.65	3	28,681,068.67	4.08%	23	4.6243	1.561422
10,000,001 to 15,000,000	15	189,424,932.89	26.95%	57	4.0008	2.432756	1.66 to 1.75	6	45,605,600.70	6.49%	44	4.2527	1.699275
15,000,001 to 20,000,000	5	91,056,257.67	12.96%	56	3.3896	2.741106	1.76 to 1.85	2	19,799,677.62	2.82%	56	3.9068	1.824042
20,000,001 to 25,000,000	5	114,675,546.71	16.32%	57	3.9983	1.957190	1.86 to 1.95	7	56,692,641.78	8.07%	57	4.3529	1.916774
25,000,001 to 30,000,000	1	30,000,000.00	4.27%	48	3.9140	2.702500	1.96 to 2.05	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 or greater	2	70,000,000.00	9.96%	26	3.6325	1.205750	2.06 to 2.25	5	53,285,513.28	7.58%	57	4.0969	2.170117
Totals	63	702,773,263.89	100.00%	51	3.9419	2.176395	2.26 to 2.45	3	24,062,626.51	3.42%	57	3.8412	2.279367
							2.46 to 2.65	4	26,801,738.97	3.81%	57	3.8495	2.534972
							2.66 to 2.85	3	52,700,000.00	7.50%	52	3.6938	2.735637
							2.86 or greater	10	140,668,263.25	20.02%	57	3.4463	3.876777
							Totals	63	702,773,263.89	100.00%	51	3.9419	2.176395
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	13,408,008.21	1.91%	56	4.0305	NAP	North Dakota	1	307,319.90	0.04%	57	4.8500	1.172200
Arizona	4	26,637,737.70	3.79%	55	3.8493	1.416445	Ohio	3	22,891,585.76	3.26%	56	3.8690	2.342229
Arkansas	1	5,162,626.51	0.73%	57	3.4970	2.345100	Oklahoma	6	15,067,935.35	2.14%	57	4.4225	3.433621
California	9	111,273,193.82	15.83%	37	3.6019	2.284603	Oregon	2	3,500,875.34	0.50%	57	4.3009	2.952588
Colorado	2	8,964,477.05	1.28%	57	4.0369	2.253367	Pennsylvania	7	29,104,897.27	4.14%	57	4.0064	1.464382
Florida	4	27,650,273.87	3.93%	57	4.4536	1.898578	South Dakota	1	441,913.79	0.06%	57	4.8500	1.172200
Georgia	4	38,644,869.56	5.50%	57	3.6421	3.028213	Tennessee	7	34,925,904.91	4.97%	57	4.0209	2.729539
Illinois	3	27,343,221.41	3.89%	57	3.8826	2.897845	Texas	7	32,205,000.83	4.58%	57	4.1193	1.826835
Indiana	6	23,591,763.12	3.36%	56	3.3500	3.601905	Utah	2	4,482,436.20	0.64%	56	4.0433	2.376010
Iowa	3	2,869,143.40	0.41%	56	3.4853	3.818220	Virginia	2	4,496,489.61	0.64%	56	2.9825	4.793138
Kansas	5	2,659,017.73	0.38%	57	4.8500	1.172200	Wisconsin	1	9,539,607.03	1.36%	57	4.1150	2.172600
Kentucky	2	6,358,267.00	0.90%	57	3.7607	3.112889	Wyoming	6	5,892,971.46	0.84%	57	4.8500	1.172200
Louisiana	1	589,291.24	0.08%	57	4.8500	1.172200	Totals	126	702,773,263.89	100.00%	51	3.9419	2.176395
Maryland	3	6,296,826.39	0.90%	56	3.8191	2.818051
									Property Type³
Massachusetts	1	3,060,597.30	0.44%	55	4.3400	1.117200
Minnesota	1	120,148.59	0.02%	57	4.8500	1.172200		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Mississippi	1	3,126,501.12	0.44%	57	4.8300	0.610800		Properties	Balance	Agg. Bal.			DSCR¹
Missouri	7	54,525,011.42	7.76%	56	3.9964	1.693866	Defeased	2	13,408,008.21	1.91%	56	4.0305	NAP
Montana	2	1,202,507.26	0.17%	57	4.8500	1.172200	Industrial	14	59,330,872.82	8.44%	56	3.3759	3.820376
Nebraska	4	3,339,599.91	0.48%	57	4.8500	1.172200	Lodging	57	135,601,221.16	19.30%	57	4.3489	1.894644
Nevada	2	26,263,505.84	3.74%	(3)	4.9753	1.686456	Mixed Use	2	46,412,974.66	6.60%	57	3.8420	1.737950
New Jersey	1	1,110,140.94	0.16%	57	4.2000	1.424500	Mobile Home Park	2	13,688,572.68	1.95%	57	3.6810	3.491063
New Mexico	3	3,111,546.83	0.44%	57	4.8500	1.172200	Multi-Family	18	144,080,800.75	20.50%	56	4.0908	1.979281
New York	8	127,143,552.75	18.09%	54	3.8720	1.731507	Office	16	179,965,218.97	25.61%	34	3.8567	1.976466
North Carolina	2	15,464,497.58	2.20%	57	3.9630	2.194602	Other	1	28,000,000.00	3.98%	57	3.6607	1.547700
							Retail	14	82,285,594.75	11.71%	57	3.7862	2.357621
							Totals	126	702,773,263.89	100.00%	51	3.9419	2.176395

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	13,408,008.21	1.91%	56	4.0305	NAP	Defeased	2	13,408,008.21	1.91%	56	4.0305	NAP
	3.5000% or less	9	145,862,626.51	20.76%	42	3.1730	2.863340	12 months or less	27	244,261,840.61	34.76%	57	4.1268	1.921425
	3.5001% to 3.7000%	5	73,743,259.29	10.49%	56	3.6391	2.296637	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.7001% to 3.9000%	6	77,410,753.60	11.02%	57	3.8119	2.487495	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.9001% to 4.1000%	10	141,409,062.91	20.12%	55	3.9619	2.045631	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.1001% to 4.3000%	11	87,961,717.97	12.52%	57	4.1728	1.912234	49 months or greater	34	445,103,415.07	63.34%	48	3.8378	2.309645
	4.3001% to 4.5000%	4	39,696,412.88	5.65%	56	4.3802	2.087663	Totals	63	702,773,263.89	100.00%	51	3.9419	2.176395
	4.5001% to 4.7000%	6	51,026,374.63	7.26%	56	4.5898	1.478829
	4.7001% or greater	10	72,255,047.89	10.28%	35	4.9077	1.411399
	Totals	63	702,773,263.89	100.00%	51	3.9419	2.176395
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	13,408,008.21	1.91%	56	4.0305	NAP	Defeased	2	13,408,008.21	1.91%	56	4.0305	NAP
	110 months or less	61	689,365,255.68	98.09%	51	3.9402	2.172087	Interest Only	61	689,365,255.68	98.09%	51	3.9402	2.172087
	111 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	63	702,773,263.89	100.00%	51	3.9419	2.176395	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	63	702,773,263.89	100.00%	51	3.9419	2.176395
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		9	61,868,177.86	8.80%	41	4.1388	2.416856			No outstanding loans in this group
	Totals	63	702,773,263.89	100.00%	51	3.9419	2.176395

(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	323000001	OF	San Francisco	CA	Actual/360	3.303%	89,915.00	0.00	0.00	N/A	11/06/24	--	35,000,000.00	35,000,000.00	02/06/25
2	310951439	MF	St Louis	MO	Actual/360	3.962%	107,854.44	0.00	0.00	N/A	11/11/29	--	35,000,000.00	35,000,000.00	03/11/25
3	323000003	LO	Various	Various	Actual/360	4.850%	78,239.82	74,054.26	0.00	N/A	12/06/29	--	20,741,043.27	20,666,989.01	03/06/25
3A	323000103				Actual/360	4.850%	31,295.93	29,621.70	0.00	N/A	12/06/29	--	8,296,417.48	8,266,795.78	03/06/25
4	323000004	IN	Various	Various	Actual/360	4.115%	78,934.36	47,407.62	0.00	N/A	12/06/29	--	24,662,706.03	24,615,298.41	03/06/25
4A	323000104				Actual/360	4.115%	15,121.52	9,081.93	0.00	N/A	12/06/29	--	4,724,656.10	4,715,574.17	03/06/25
5	323000005	OF	New York	NY	Actual/360	3.914%	91,326.67	0.00	0.00	N/A	03/11/29	--	30,000,000.00	30,000,000.00	03/11/25
6	453012235	IN	Various	Various	Actual/360	2.653%	41,272.93	0.00	0.00	N/A	11/07/29	--	20,000,000.00	20,000,000.00	03/07/25
6A	453012236				Actual/360	2.653%	20,636.47	0.00	0.00	N/A	11/07/29	--	10,000,000.00	10,000,000.00	03/07/25
7	323000007	MU	New York	NY	Actual/360	3.470%	53,977.78	0.00	0.00	N/A	12/06/29	--	20,000,000.00	20,000,000.00	03/06/25
7A	323000107				Actual/360	3.470%	26,988.89	0.00	0.00	N/A	12/06/29	--	10,000,000.00	10,000,000.00	03/06/25
8	323000008	98	New York	NY	Actual/360	3.661%	71,180.67	0.00	0.00	N/A	12/06/29	--	25,000,000.00	25,000,000.00	03/06/25
8A	323000108				Actual/360	3.661%	8,541.68	0.00	0.00	N/A	12/06/29	--	3,000,000.00	3,000,000.00	03/06/25
9	323000009	OF	Las Vegas	NV	Actual/360	4.979%	36,808.24	16,748.58	0.00	N/A	10/06/24	--	9,503,981.08	9,487,232.50	02/06/25
9A	323000109				Actual/360	4.979%	36,808.24	16,748.58	0.00	N/A	10/06/24	--	9,503,981.08	9,487,232.50	02/06/25
9B	323000209				Actual/360	4.979%	25,029.60	11,389.04	0.00	N/A	10/06/24	--	6,462,707.05	6,451,318.01	02/06/25
10	323000010	LO	Atlanta	GA	Actual/360	3.785%	70,211.75	0.00	0.00	N/A	12/01/29	--	23,850,000.00	23,850,000.00	03/01/25
11	310952591	OF	Phoenix	AZ	Actual/360	3.660%	58,612.84	46,732.57	0.00	N/A	10/11/29	--	20,589,991.86	20,543,259.29	03/11/25
12	310953493	OF	Los Angeles	CA	Actual/360	3.005%	46,736.67	0.00	0.00	N/A	11/09/29	--	20,000,000.00	20,000,000.00	03/09/25
13	323000013	LO	Various	Various	Actual/360	4.340%	52,002.02	44,736.57	0.00	N/A	10/05/29	--	15,405,470.28	15,360,733.71	03/05/25
14	323000014	RT	Various	Various	Actual/360	3.786%	46,308.50	30,704.68	0.00	N/A	11/06/29	--	15,726,228.64	15,695,523.96	03/06/25
15	323000015	MU	Petaluma	CA	Actual/360	4.522%	22,776.67	10,242.90	0.00	N/A	11/06/29	--	6,475,960.19	6,465,717.29	03/06/25
15A	323000115				Actual/360	4.522%	17,520.52	7,879.15	0.00	N/A	11/06/29	--	4,981,507.85	4,973,628.70	03/06/25
15B	323000215				Actual/360	4.522%	17,520.52	7,879.15	0.00	N/A	11/06/29	--	4,981,507.85	4,973,628.70	03/06/25
16	307331195	LO	Cary	NC	Actual/360	3.940%	40,833.34	29,076.16	0.00	N/A	12/06/29	--	13,324,875.63	13,295,799.47	03/06/25
17	307331194	MF	Muskogee	OK	Actual/360	4.410%	50,298.14	23,400.57	0.00	N/A	12/06/29	--	14,664,181.20	14,640,780.63	03/06/25
18	323000018	MF	Jackson Heights	NY	Actual/360	4.600%	51,877.78	0.00	0.00	N/A	09/05/29	--	14,500,000.00	14,500,000.00	08/05/23
19	310952116	LO	Johnson City	TN	Actual/360	3.874%	39,422.21	28,753.87	0.00	N/A	12/11/29	--	13,083,556.19	13,054,802.32	03/11/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
20	303161353	MF	Normal	IL	Actual/360	3.620%	39,980.89	0.00	0.00	N/A	12/01/29	--	14,200,000.00	14,200,000.00	03/01/25
21	28202321	RT	Parma	OH	Actual/360	4.180%	41,514.42	26,784.66	0.00	N/A	12/06/29	--	12,769,302.82	12,742,518.16	03/06/25
22	323000022	MF	Kansas City	MO	Actual/360	4.200%	41,503.86	26,958.54	0.00	N/A	12/06/29	--	12,705,261.90	12,678,303.36	03/06/25
23	323000023	RT	Reading	PA	Actual/360	3.963%	36,294.44	34,950.92	0.00	N/A	12/06/29	--	11,774,988.27	11,740,037.35	03/06/25
24	323000024	OF	Various	TX	Actual/360	4.278%	42,186.46	23,928.64	0.00	N/A	12/01/29	--	12,678,759.95	12,654,831.31	03/01/25
25	323000025	RT	Aliso Viejo	CA	Actual/360	3.295%	33,316.11	0.00	0.00	N/A	12/01/29	--	13,000,000.00	13,000,000.00	03/01/25
26	323000026	RT	Douglasville	GA	Actual/360	3.350%	33,090.56	0.00	0.00	N/A	12/01/29	--	12,700,000.00	12,700,000.00	03/01/25
27	28002309	MF	Memphis	TN	Actual/360	4.042%	35,559.06	22,021.72	0.00	N/A	11/06/29	--	11,310,931.66	11,288,909.94	03/06/25
28	323000028	LO	Tampa	FL	Actual/360	4.644%	40,834.09	20,483.90	0.00	N/A	12/06/29	--	11,305,118.10	11,284,634.20	03/06/25
29	323000029	MF	Philadelphia	PA	Actual/360	3.980%	33,021.82	23,177.21	0.00	N/A	12/01/29	--	10,667,493.36	10,644,316.15	12/01/24
30	303161354	MH	Dana Point	CA	Actual/360	3.570%	30,543.33	0.00	0.00	N/A	12/01/29	--	11,000,000.00	11,000,000.00	03/01/25
31	307331183	OF	Jeffersonville	IN	Actual/360	3.850%	29,944.44	0.00	0.00	11/06/29	11/06/34	--	10,000,000.00	10,000,000.00	03/06/25
32	323000032	MF	Bronx	NY	Actual/360	3.990%	30,412.67	0.00	0.00	N/A	12/01/29	--	9,800,000.00	9,800,000.00	03/01/25
33	303161352	LO	Lincoln	CA	Actual/360	4.630%	31,845.42	14,454.07	0.00	N/A	12/01/29	--	8,843,219.81	8,828,765.74	03/01/25
34	323000034	OF	Boulder	CO	Actual/360	4.031%	27,903.48	0.00	0.00	N/A	12/06/29	--	8,900,000.00	8,900,000.00	03/06/25
35	610949215	SS	Philadelphia	PA	Actual/360	4.650%	30,922.50	8,550,000.00	0.00	N/A	12/11/24	--	8,550,000.00	0.00	03/11/25
36	303161356	LO	Early	TX	Actual/360	4.140%	23,584.80	21,405.40	0.00	N/A	12/01/29	--	7,324,472.77	7,303,067.37	03/01/25
37	323000037	MF	Yonkers	NY	Actual/360	3.780%	23,747.54	13,902.84	0.00	N/A	12/06/29	--	8,077,393.51	8,063,490.67	03/06/25
38	307331185	LO	St Augustine	FL	Actual/360	5.100%	25,704.10	21,047.29	0.00	N/A	12/06/29	--	6,480,026.26	6,458,978.97	03/06/25
39	323000039	RT	Melbourne	FL	Actual/360	3.829%	20,137.60	14,933.13	0.00	N/A	12/06/29	--	6,761,869.78	6,746,936.65	03/06/25
40	323000040	IN	Pittsburgh	PA	Actual/360	3.730%	21,758.33	0.00	0.00	N/A	12/06/29	08/06/29	7,500,000.00	7,500,000.00	03/06/25
41	323000041	MF	Santa Rosa	CA	Actual/360	3.930%	20,601.93	0.00	0.00	N/A	12/01/29	--	6,740,000.00	6,740,000.00	03/01/25
42	28002320	MF	New York	NY	Actual/360	4.714%	23,923.55	0.00	0.00	N/A	11/06/29	--	6,525,000.00	6,525,000.00	03/06/25
43	323000043	MF	Tampa	FL	Actual/360	4.412%	20,315.80	12,279.75	0.00	N/A	09/06/29	--	5,920,287.96	5,908,008.21	03/06/25
44	323000044	OF	Blue Bell	PA	Actual/360	4.421%	19,264.01	11,609.12	0.00	N/A	12/06/29	--	5,602,354.00	5,590,744.88	03/06/25
45	323000045	OF	Springdale	AR	Actual/360	3.497%	14,069.37	10,147.56	0.00	N/A	12/06/29	--	5,172,774.07	5,162,626.51	03/06/25
46	323000046	OF	Linthicum Heights	MD	Actual/360	4.200%	14,794.51	9,656.35	0.00	N/A	11/06/29	--	4,528,932.12	4,519,275.77	03/06/25
47	323000047	LO	Florence	KY	Actual/360	4.369%	13,986.43	11,789.46	0.00	N/A	12/06/29	--	4,115,943.12	4,104,153.66	03/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
48	410952359	RT	Salt Lake City	UT	Actual/360	3.946%	12,276.44	0.00	0.00	N/A	11/11/29	--	4,000,000.00	4,000,000.00	03/11/25
49	323000049	LO	New Albany	MS	Actual/360	4.830%	11,777.62	8,625.24	0.00	N/A	12/01/29	--	3,135,126.36	3,126,501.12	03/01/25
50	307331186	RT	Brownsburg	IN	Actual/360	4.270%	9,203.71	5,836.19	0.00	N/A	12/06/29	--	2,771,273.88	2,765,437.69	03/06/25
51	410952200	MH	Boring	OR	Actual/360	4.135%	8,661.03	4,440.20	0.00	N/A	12/11/29	--	2,693,012.88	2,688,572.68	03/11/25
52	410952179	OF	Greensboro	NC	Actual/360	4.104%	6,952.50	9,404.44	0.00	N/A	11/11/29	--	2,178,102.55	2,168,698.11	03/11/25
53	307331190	RT	Tuckahoe	NJ	Actual/360	4.200%	3,633.76	2,234.45	0.00	N/A	12/06/29	--	1,112,375.39	1,110,140.94	03/06/25
54	28002334	RT	Rolla	MO	Actual/360	4.760%	3,420.85	0.00	0.00	12/06/29	07/06/34	--	924,000.00	924,000.00	03/06/25
55	28002335	RT	Dexter	MO	Actual/360	5.190%	3,475.57	0.00	0.00	12/06/29	04/06/34	--	861,000.00	861,000.00	03/06/25
Totals							2,188,216.20	9,334,528.41	0.00				712,107,792.30	702,773,263.89
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	8,168,714.00	0.00	--	--	01/13/25	0.00	0.00	89,846.94	89,846.94	0.00	0.00
2	3,316,826.67	2,119,055.52	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	19,557,095.57	7,653,860.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,138,495.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	55,728,669.75	56,455,111.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	31,679,234.85	25,516,489.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,700,793.00	1,262,812.25	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,319,000.00	3,989,250.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,497,421.00	3,895,137.59	01/01/24	09/30/24	03/11/25	0.00	0.00	53,538.34	53,538.34	0.00	0.00
9A	0.00	0.00	--	--	03/11/25	0.00	0.00	36,789.76	36,789.76	0.00	0.00
9B	0.00	0.00	--	--	03/11/25	0.00	0.00	25,017.03	25,017.03	0.00	0.00
10	3,779,961.63	3,339,841.16	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,180,884.21	1,879,928.11	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	127,331,608.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,676,146.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,575,609.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,765,313.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,062,583.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,478,380.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	459,131.00	01/01/20	09/30/20	01/13/25	0.00	0.00	51,711.09	1,070,323.46	1,031,131.02	0.00
19	2,590,091.94	2,514,370.75	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
20	1,765,805.93	1,559,572.23	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	6,202,914.21	2,865,873.32	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,289,811.74	1,115,079.81	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,545,774.56	1,319,742.64	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,505,103.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,811,599.55	1,322,734.92	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,303,779.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,284,652.57	1,306,657.75	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	2,097,549.18	1,637,451.18	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	456,193.47	0.00	--	--	--	0.00	0.00	56,076.40	168,530.29	8,323.02	0.00
30	1,399,325.51	0.00	--	--	--	0.00	0.00	0.00	0.00	441.34	0.00
31	2,566,512.33	1,940,023.28	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	669,861.52	508,957.95	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	989,640.72	764,693.22	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	816,532.00	623,998.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	369,597.77	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,134,832.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	410,661.02	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	946,092.98	755,461.23	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	945,774.69	846,868.54	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	534,172.70	292,166.15	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	500,377.50	291,606.35	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	515,284.99	431,825.25	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	728,014.10	517,762.72	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	3,332,789.00	1,801,370.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	641,117.00	641,489.82	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
48	438,561.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	677,313.68	217,424.53	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	39,008.23	0.00
50	241,277.02	180,958.50	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
51	361,055.49	299,604.31	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	316,329.91	328,358.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
53	101,435.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	86,109.81	64,582.60	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	80,801.00	60,600.75	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	324,833,223.40	131,560,108.22				0.00	0.00	312,979.57	1,444,045.82	1,078,903.61	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/25	0	0.00	1	10,644,316.15	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.941948%	3.883622%	51
02/18/25	1	20,589,991.86	1	10,667,493.36	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.950836%	3.892659%	51
01/17/25	0	0.00	1	10,687,065.44	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.951148%	3.892959%	52
12/17/24	1	10,706,570.67	0	0.00	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.951459%	3.893258%	53
11/18/24	1	10,727,191.18	0	0.00	1	14,500,000.00	0	0.00	0	0.00	0	0.00	2	1,049,368.25	0	0.00	3.951778%	3.905816%	54
10/18/24	0	0.00	0	0.00	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.953371%	3.916426%	55
09/17/24	0	0.00	0	0.00	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.953662%	3.920039%	56
08/16/24	0	0.00	0	0.00	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.953934%	3.920296%	57
07/17/24	0	0.00	0	0.00	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.954204%	3.920551%	58
06/17/24	0	0.00	0	0.00	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.954491%	3.920822%	59
05/17/24	0	0.00	0	0.00	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.954758%	3.921074%	60
04/17/24	0	0.00	0	0.00	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.955041%	3.932106%	61
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	323000001	02/06/25	0	5	89,846.94	89,846.94	0.00	35,000,000.00	11/19/24	98
9	323000009	02/06/25	0	5	53,538.34	53,538.34	5,000.00	9,503,981.08	10/15/24	1
9A	323000109	02/06/25	0	5	36,789.76	36,789.76	0.00	9,503,981.08	10/15/24	1
9B	323000209	02/06/25	0	5	25,017.03	25,017.03	0.00	6,462,707.05	10/15/24	1
18	323000018	08/05/23	18	6	51,711.09	1,070,323.46	1,298,668.83	14,500,000.00	03/17/21	2
29	323000029	12/01/24	2	2	56,076.40	168,530.29	14,753.69	10,706,570.68	11/06/24	1
Totals					312,979.57	1,444,045.82	1,318,422.52	85,677,239.89
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		60,425,783	0	60,425,783		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		30,000,000	30,000,000	0		0
49 - 60 Months		600,562,481	575,418,165	25,144,316		0
> 60 Months		11,785,000	11,785,000	0		0
							0
							0
							0
							0
Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-25	702,773,264	677,628,948	0	10,644,316	14,500,000	0
Feb-25	712,107,792	631,350,307	55,589,992	10,667,493	14,500,000	0
Jan-25	712,764,951	644,027,886	0	54,237,065	14,500,000	0
Dec-24	713,419,692	619,124,257	10,706,571	0	83,588,864	0
Nov-24	714,078,268	628,274,811	10,727,191	0	75,076,266	0
Oct-24	715,721,151	675,611,165	0	0	40,109,986	0
Sep-24	716,349,481	701,849,481	0	0	14,500,000	0
Aug-24	716,938,504	702,438,504	0	0	14,500,000	0
Jul-24	717,525,361	703,025,361	0	0	14,500,000	0
Jun-24	718,147,273	703,647,273	0	0	14,500,000	0
May-24	718,729,687	704,229,687	0	0	14,500,000	0
Apr-24	719,347,315	704,847,315	0	0	14,500,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	323000001	35,000,000.00	35,000,000.00	589,000,000.00	09/05/19	7,182,736.00	1.05340	12/31/24	11/06/24	I/O
3	323000003	20,666,989.01	20,666,989.01	215,000,000.00	08/01/19	6,212,768.00	1.17220	06/30/24	12/06/29	I/O
3A	323000103	8,266,795.78	8,266,795.78	215,000,000.00	08/01/19	23,369,629.25	1.94000	--	12/06/29	I/O
9	323000009	9,487,232.50	9,503,981.08	58,300,000.00	01/30/25	3,842,603.84	1.70340	09/30/24	10/06/24	I/O
9A	323000109	9,487,232.50	9,503,981.08		01/30/25	4,766,341.80	1.56000	--	10/06/24	I/O
9B	323000209	6,451,318.01	6,462,707.05		01/30/25	4,766,341.80	1.56000	--	10/06/24	I/O
18	323000018	14,500,000.00	14,500,000.00	20,000,000.00	11/26/24	439,256.00	0.76030	09/30/20	09/05/29	I/O
29	323000029	10,644,316.15	10,706,570.68	17,400,000.00	08/21/19	443,693.47	0.65790	12/31/23	12/01/29	I/O
Totals		114,503,883.95	114,611,024.68	1,114,700,000.00		51,023,370.16

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	323000001	OF	CA	11/19/24	98

3.6.2025: Lender issued Continuing Default Notice , through counsel, to borrower and are drafting Consensual Order to Appoint Receiver; as it does not appear to be viable pathway for a modification. Lender to commence interviewing sales brokers to market and position asset for future divestiture. Borrower has attested to consenting to lender enforcement action(s). Lender continues to contemplate optimal resolution strategy/timing for this asset. The subject loan exposure in the original aggre gate amount of $350MM (comprised of 6 pari passu A-Notes and 1 Controlling B-Note), originating in September-2015, is secured via lender's 1st lien position in a 22-story, 580k sf, class-A, mixed-use office and retail building located in CBD San Fran cisco, CA. The Notes matured on 11.6.2024. The loan was transferred to special servicing on 11.8.2024 due to maturity default/balloon payment default. Lender is working with the Borrower to determine if a modification is a viable option and commencing enforcement action. Lender has engaged Shephard, Mullin to serve as counsel, with Alan Feld as lead attorney. Counsel is drafting enforcement documentation that will be filed upon

	completion. Lender is also assessing other options to determine the best resolution strategy for this asset.

3	323000003	LO	Various	04/30/24	3
	Borrower filed chapter 11 bankruptcy on 6/26/24 and the case is ongoing. Borrower and Lender continue to negotiate potential settlement terms.

3A	323000103	Various	Various	04/30/24	3
	Borrower filed chapter 11 bankruptcy on 6/26/24 and the case is ongoing. Borrower and Lender continue to negotiate potential settlement terms.

9	323000009	OF	NV	10/15/24	1

Loan transferred to Special Servicing in 10/15/24 due to maturity default. Have entered into a Pre-Negotiation Letter and commencing discussions.Borrower requests an extension to facilitate the renewal and downsizing of current 100% NNN

	tenant United Health Care.UHC expires 12/31/2025. We are evaluating an extension forbearance with borrower.

9A	323000109	Various	Various	10/15/24	1

Loan transferred to Special Servicing in 10/15/24 due to maturity default. Have entered into a Pre-Negotiation Letter and commencing discussions.Borrower requests an extension to facilitate the renewal and downsizing of current 100% NNN

	tenant United Health Care. UHC expires 12/31/2025. We are evaluating an extension forbearance with borrower.

9B	323000209	Various	Various	10/15/24	1

Loan transferred to Special Servicing in 10/15/24 due to maturity default. Have entered into a Pre-Negotiation Letter and commencing discussions.Borrower requests an extension to facilitate the renewal and downsizing of current 100% NNN

	tenant United Health Care. UHC expires 12/31/2025. We are evaluating an extension forbearance with borrower.

© 2021 Computershare. All rights reserved. Confidential.						Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
18	323000018	MF	NY	03/17/21	2

Loan transferred to Special Servicing due to payment default and delinquent financial reporting issues. A Notice of Default has been sent to the Borrower. Receivership order has been entered by the Court. Receiver is working on all property issues and has started to collect rents. Receiver is filing a motion for contempt given borrower's non-compliance. Borrower's counsel reached out inquiring about a payoff.

29	323000029	MF	PA	11/06/24	1

The loan transferred to Special Servicing on 11/06/2024. PNL has been executed. Borrower submitted a request for a loan modification. Terms for the loan mod have been finalized. The agreement will be drafted once the AAM has been fully approved. SS contin ues to evaluate the collateral.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
13	323000013	0.00	4.34000%	0.00	4.34000%	10	07/21/20	07/01/20	08/11/20
13	323000013	0.00	4.34000%	0.00	4.34000%	10	08/11/20	07/01/20	07/21/20
21	28202321	0.00	4.18000%	0.00	4.18000%	10	07/30/20	06/06/20	09/11/20
21	28202321	0.00	4.18000%	0.00	4.18000%	10	09/11/20	06/06/20	07/30/20
33	303161352	9,000,000.00	4.63000%	9,000,000.00	4.63000%	10	05/01/20	06/01/20	06/11/20
33	303161352	0.00	4.63000%	0.00	4.63000%	10	06/11/20	06/01/20	05/01/20
Totals		9,000,000.00		9,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	6,805.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	4,032.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	1,631.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	1,854.63	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	1,848.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9B	0.00	0.00	1,256.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	24,428.81	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		24,428.81

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
Additional Notice
Disclosable Special Servicer Fees, Loan Event of Default, Servicer Termination Event or Special Servicer Termination Event information would be disclosed here.

© 2021 Computershare. All rights reserved. Confidential.	Page 30 of 30